Common Units (Details Narrative) - $ / shares	Nov. 30, 2023	Feb. 28, 2023	Nov. 30, 2022	Feb. 28, 2022
Common units authorized	1,000,000	1,000,000		0
Common units per share	$ 0.0001	$ 0.0001		$ 0.0001
Common units issued	915,000	915,000		0
Common units outstanding	915,000	915,000		0
William Kerby [Member]
Common units issued		915,000
Donald Monaco [Member]
Common units issued		915,000
Common Units [Member]
Common units authorized	1,000,000	915,000	1,000,000	0
Common units per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common units issued				100
Common units outstanding				100